CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2018		40,000,000	65,434,086
Balance, amount at Dec. 31, 2018	$ 696,109	$ 4,000	$ 6,543	$ 2,041,792	$ (1,356,226)
Net loss	(225,861)			0	(225,861)
Stock issued for professional services, shares			3,550,000
Stock issued for professional services, amount	173,583		$ 355	173,228	0
Balance, shares at Dec. 31, 2019		40,000,000	68,984,086
Balance, amount at Dec. 31, 2019	643,831	$ 4,000	$ 6,898	2,215,020	(1,582,087)
Net loss	(34,071)	$ 0	$ 0	0	(34,071)
Balance, shares at Mar. 31, 2020		40,000,000	68,984,086
Balance, amount at Mar. 31, 2020	609,760	$ 4,000	$ 6,898	2,215,020	(1,616,158)
Balance, shares at Dec. 31, 2019		40,000,000	68,984,086
Balance, amount at Dec. 31, 2019	643,831	$ 4,000	$ 6,898	2,215,020	(1,582,087)
Net loss	(48,160)
Balance, shares at Sep. 30, 2020		40,000,000	68,984,086
Balance, amount at Sep. 30, 2020	605,051	$ 4,000	$ 6,898	2,215,020	(1,620,867)
Balance, shares at Dec. 31, 2019		40,000,000	68,984,086
Balance, amount at Dec. 31, 2019	643,831	$ 4,000	$ 6,898	2,215,020	(1,582,087)
Net loss	(76,876)			0	(76,876)
Balance, shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Balance, shares at Mar. 31, 2020		40,000,000	68,984,086
Balance, amount at Mar. 31, 2020	609,760	$ 4,000	$ 6,898	2,215,020	(1,616,158)
Net loss	3,145	$ 0	$ 0	0	3,145
Balance, shares at Jun. 30, 2020		40,000,000	68,984,086
Balance, amount at Jun. 30, 2020	612,905	$ 4,000	$ 6,898	2,215,020	(1,613,013)
Net loss	(7,854)	$ 0			(7,854)
Balance, shares at Sep. 30, 2020		40,000,000	68,984,086
Balance, amount at Sep. 30, 2020	605,051	$ 4,000	$ 6,898	2,215,020	(1,620,867)
Balance, shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net loss	(69,967)	0	0	0	(69,967)
Stock issued for cash, amount	265,000	$ 0	$ 38	264,962	0
Stock issued for cash, shares			380,000
Balance, shares at Mar. 31, 2021		40,000,000	69,364,086
Balance, amount at Mar. 31, 2021	761,988	$ 4,000	$ 6,936	2,479,982	(1,728,930)
Balance, shares at Dec. 31, 2020		40,000,000	68,984,086
Balance, amount at Dec. 31, 2020	566,955	$ 4,000	$ 6,898	2,215,020	(1,658,963)
Net loss	(1,092,085)
Balance, shares at Sep. 30, 2021		40,000,000	69,914,086
Balance, amount at Sep. 30, 2021	197,745	$ 4,000	$ 6,991	2,937,802	(2,751,048)
Balance, shares at Mar. 31, 2021		40,000,000	69,364,086
Balance, amount at Mar. 31, 2021	761,988	$ 4,000	$ 6,936	2,479,982	(1,728,930)
Net loss	(444,331)	0	$ 0	0	(444,331)
Stock issued for professional services, shares			150,000
Stock issued for professional services, amount	151,500	0	$ 15	151,485	0
Stock issued for cash, amount	150,000	$ 0	$ 18	149,982	0
Stock issued for cash, shares			175,000
Balance, shares at Jun. 30, 2021		40,000,000	69,689,086
Balance, amount at Jun. 30, 2021	619,157	$ 4,000	$ 6,969	2,781,449	(2,173,261)
Net loss	(577,787)	0	$ 0	0	(577,787)
Stock issued for professional services, shares			225,000
Stock issued for professional services, amount	156,375	$ 0	$ 22	156,353	0
Balance, shares at Sep. 30, 2021		40,000,000	69,914,086
Balance, amount at Sep. 30, 2021	$ 197,745	$ 4,000	$ 6,991	$ 2,937,802	$ (2,751,048)